Financial instruments - disclosures - Schedule of Balance Sheet Exposure Credit Risk under Different Basel Approaches (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	$ 44,003
Securities	283,235	$ 254,345
Cash collateral on securities borrowed	21,697	17,028
Securities purchased under resale agreements	86,695	83,721
Loans	593,896
Allowance for credit losses	(4,392)	(3,917)
Derivative instruments	38,352	36,435
Other assets	53,452
Total credit exposures	1,116,938	1,041,985
Subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	44,003
Securities	159,839
Cash collateral on securities borrowed	21,697
Securities purchased under resale agreements	69,044
Loans	591,037
Allowance for credit losses	(4,392)
Derivative instruments	38,352
Other assets	36,856
Total credit exposures	956,436	899,752
Subject to credit risk [member] | IRB approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	38,725
Securities	150,549
Cash collateral on securities borrowed	21,694
Securities purchased under resale agreements	66,181
Loans	548,529
Allowance for credit losses	(4,085)
Derivative instruments	38,352
Other assets	25,125
Total credit exposures	885,070	839,643
Subject to credit risk [member] | Standardized approach [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	2,864
Securities	5,594
Cash collateral on securities borrowed	3
Loans	16,267
Allowance for credit losses	(307)
Other assets	1,832
Total credit exposures	26,253	24,493
Subject to credit risk [member] | Other credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with banks	2,414
Loans	1,155
Other assets	9,769
Total credit exposures	13,338	12,107
Subject to credit risk [member] | Securitization Approach [Member]
Disclosure of detailed information about financial instruments [line items]
Securities	3,696
Securities purchased under resale agreements	2,863
Loans	25,086
Other assets	130
Total credit exposures	31,775	23,509
Not subject to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Securities	123,396
Securities purchased under resale agreements	17,651
Loans	2,859
Other assets	16,596
Total credit exposures	$ 160,502	$ 142,233